Income and Expenses - Summary of Changes in Contract Liabilities and Unearned Revenues Accounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities [abstract]
Balances at beginning of the years	₱ 17,114	₱ 13,621	₱ 9,571
Deferred during the year	135,982	123,218	138,346
Recognized as revenue during the year	(134,201)	(119,725)	(134,296)
Balances at end of the years	₱ 18,895	₱ 17,114	₱ 13,621